FAIR VALUE MEASUREMENTS (Restated, see Note 2) (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Schedule of Company's assets that are measured at fair value on a recurring basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2021	December 31, 2020
Assets:
Cash and marketable securities held in Trust Account	1	$276,178,675	$276,209,453

Liabilities:
Warrant Liability – Public Warrants	1	$12,006,000	$19,458,000
Warrant Liability – Private Placement Warrants	3	$20,380,148	$10,643,808

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Cash and marketable securities held in Trust Account	1	$276,209,453
Liabilities:
Warrant Liability — Public Warrants	1	19,458,000
Warrant Liability — Private Placement Warrants	3	10,643,808

Schedule of quantitative information regarding Level 3 fair value measurements

July 7, 2020
(Initial
Input	Measurement)
Risk-free interest rate	0.39%
Tine to maturity	6.0
Dividend yield	0.00%
Expected volatility	10.0%
Exercise price	$11.50
Unit Price	$10.18

Input
Risk-free interest rate	0.47%
Expected Term	5.76
Dividend yield	0.00%
Expected volatility	19.0%
Exercise price	$11.50
Unit Price	$10.15

Schedule of change in the fair value of the warrant liabilities

The following table presents the changes in the fair value of Level 3 warrant liabilities:

Private Placement
Fair value as of December 31, 2020	$10,643,808
Change in fair value	(5,273,024)
Fair value as of March 31, 2021	5,370,784
Change in fair value	1,422,600
Fair value as of June 30, 2021	6,793,384
Change in fair value	13,586,764
Fair value as of September 30, 2021	20,380,148

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2020	$—	$—	$—
Initial measurement on July 7, 2020 (IPO)	6,241,600	11,454,000	17,695,600
Change in valuation inputs or other assumptions	4,402,208	8,004,000	12,406,208
Fair value as of December 31, 2020	$10,643,808	$19,458,000	$30,101,808